NOTE PAYABLE	6 Months Ended
Jun. 30, 2024
Note Payable
NOTE PAYABLE

14. NOTE PAYABLE

Unsecured Promissory Note in December 2022

On December 12, 2022, the Company entered into a note purchase agreement (the “2022 Note Purchase Agreement”) with an investor, pursuant to which the Company issued to the investor an unsecured Promissory Note of $1,332,500, for $1,250,000 in gross proceeds. The note included an original issue discount, or OID, of $62,500 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. This OID was recognized as a debt discount is amortized over the life of the note. The note bears interest at 8% per annum compounding daily, and has a term of 18 months. Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the 2022 note purchase price date (the “2022 Note Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the 2022 Note Redemption Start Date, if the Company has not reduced the outstanding balance by at least $200,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $200,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the 2022 Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing. Upon the occurrence of a Trigger Event (as defined in the note), the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default (as defined in the note), the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.

During the six months ended June 30, 2024, the Company amortized OID of $ 18,593 and recorded $ 37,046 interest expense on this note, and the Company and Lender exchanged partitioned notes of $ 100,000 for the delivery of 68,913 Class A ordinary shares. The Company recorded $ 6,126 loss on conversion of these notes in the six months ended June 30, 2024 and made repayment of $ 450,000 by cash to this note.

During the six months ended June 30, 2023, the Company amortized OID of $ 20,833 and recorded $ 52,376 interest expense on this note and the Company and Lender exchanged Partitioned notes of $ 15,000 for the delivery of 22,751 Class A ordinary shares. The Company recorded $ 4,955 loss on conversion of these notes in 2023. On September 1, 2023, the Company and the investor entered into a standstill agreement with regard to the certain promissory note issued to the investor dated December 12, 2022. Pursuant to the standstill agreement, the Investor agreed not to redeem any portion of such promissory note until November 30, 2023. The Company, in return, agreed to increase the Outstanding Balance of such note by $96,091 as of the date thereof.

As of June 30, 2024 and December 31, 2023, the outstanding principal balance of this note was $ 494,180 (net of unamortized OID of $ nil) and $ 1,069,999 (net of unamortized OID of $18,593), respectively.

Unsecured Promissory Note in July 2023

On July 26, 2023, the Company entered into a note purchase agreement (“2023 Note Purchase Agreement) with an investor, pursuant to which the Company issued to the investor an unsecured Promissory Note of $ 1,070,000, for $1,000,000 in gross proceeds. The note included an original issue discount, or OID, of $50,000 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. This OID was recognized as a debt discount is amortized over the life of the note. The note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “2023 Note Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the 2023 Note Purchase Price Date (the “2023 Note Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the 2023 note Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $160,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $160,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the 2023 Note Purchase Agreement, while the note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.

During the six months ended June 30, 2024, the Company amortized OID of $9,543 and recorded $ 46,344 interest expense on this Note. As of June 30, 2024 and December 31, 2023, the outstanding principal balance of this note was $ 1,120,535 (net of unamortized OID of $19,086) and $1,041,371 (net of unamortized OID of $28,629), respectively.

Unsecured Promissory Note in January 2024

On January 25, 2024, the Company entered into a note purchase agreement (the “2024 Note Purchase Agreement”) with Guoxiang Hu (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note in the principal amount of $4,630,000 (the “Note”). The Note bears interest at a rate of 16% per annum. All outstanding principal and accrued interest on the Note will become due and 9 months after the purchase price of the Note is delivered by Investor to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the outstanding balance of the Note prior to its maturity date.

Global Pacific Securities US Inc. (“Global Pacific”) has acted as the lead advisor of the Company for the transaction contemplated in the 2024 Note Purchase Agreement, and the Company agreed to pay Global Pacific a cash fee equal to three percent (3%) of the gross proceeds and to reimburse Global Pacific for its accountable expenses up to $30,000 and to issue to Global Pacific restricted Class A ordinary shares of the Company (“Share Compensation”), in an amount equal to 7.5% of the gross proceeds. On February 2, 2024, the Company issued 193,994 restricted Class A ordinary shares to Global Pacific.

In addition, the Company may not assign the Note without prior written consent of the Investor. The Investor may be sold, assigned or transferred by the Investor without the Company’s prior written consent. However, in the event that the Company has identified any individual(s) or entity(ies) that is satisfactory to the Company, to purchase the Note from the Investor, the Investor agreed to use his best efforts to sell, transfer and assign the Note to such individual or entity identified by the Company within ten (10) calendar days following receipt of a written notice from the Company, at a price that equal to the outstanding balance of the Note.

Under the 2024 Note Purchase Agreement, Weilai Zhang, our CEO and Chairman of the board, agreed to enter into a share pledge agreement with the Investor, on January 25, 2024 (the “Pledge Agreement”), to pledge all Class B ordinary shares of the Company, no par value (“Class B ordinary shares”) owned by him, including any additional Class B ordinary shares issued to him while the Note is outstanding, and any proceeds thereof to secure the Company’s payment and performance of any and all obligations, liabilities and indebtedness of the Company to the Investor pursuant to the terms of the 2024 Note Purchase Agreement.

For the six Months ended June 30, 2024, the Company record $ 314,840 interest expense on this promissory note. As of June 30, 2024, the outstanding principal balance of this note was $ 4,630,000.